SUPPLEMENT DATED JUNE 25, 2009
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED APRIL 6, 2009

                            JNL(R) VARIABLE FUND LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).


ON PAGE 21, IN THE SECTION ENTITLED "MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND," PLEASE DELETE THE ROW FOR WILLIAM J. CROWLEY, JR. AND ADD THE FOLLOWING ROW IN ITS PLACE:

--------------------------------------------------- --------------------------------- --------------------------------------
                                                           POSITION(S) HELD
NAME, ADDRESS AND (AGE)                               WITH THE JNL VARIABLE FUNDS     NUMBER OF PORTFOLIOS IN FUND COMPLEX
                                                        (LENGTH OF TIME SERVED)             TO BE OVERSEEN BY MANAGER
--------------------------------------------------- --------------------------------- --------------------------------------

William J. Crowley, Jr. (63)                        Manager 2                                          120
1 Corporate Way                                     (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Managing Partner (Baltimore Office) - Arthur Andersen LLP (1995 to 2002); Board
Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:
Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation (from 5/04 until 6/07 when the company was acquired); Director of Provident Bankshares Corporation (6/03 to 5/09)

----------------------------------------------------------------------------------------------------------------------------









This Supplement is dated June 25, 2009.


(To be used with V3670 04/09 and V3670PROXY 04/09.)

                                                                  CMX3793 06/09